Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	dei_EntityCentralIndexKey	0001112996
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2020
Prospectus Date	rr_ProspectusDate	Dec. 10, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A